Bank loans: Additional information (Details) $ in Thousands, $ in Thousands, $ in Thousands																					12 Months Ended
	Dec. 15, 2025 MXN ($)	Dec. 05, 2025 MXN ($)	Dec. 04, 2025 MXN ($)	Dec. 03, 2025 MXN ($)	Nov. 26, 2025 MXN ($)	Nov. 26, 2025 USD ($)	Nov. 24, 2025 MXN ($)	Nov. 21, 2025 MXN ($)	Sep. 26, 2025 MXN ($)	Jul. 31, 2025 MXN ($)	May 27, 2025 MXN ($)	May 22, 2025 MXN ($)	Jun. 11, 2024 MXN ($)	Apr. 15, 2024 MXN ($)	Mar. 26, 2024 MXN ($)	Jan. 15, 2024 MXN ($)	Nov. 29, 2022 MXN ($)	Oct. 15, 2021 MXN ($)	Dec. 30, 2020 MXN ($)	Oct. 19, 2017 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Nov. 26, 2024 MXN ($)	Nov. 26, 2024 USD ($)	Nov. 15, 2023 MXN ($)	Nov. 15, 2023 USD ($)	Sep. 29, 2021 MXN ($)	Dec. 30, 2020 USD ($)	Oct. 31, 2017	Jun. 01, 2015
Bank loans:
Bank loans paid																					$ 5,175,000	$ 538,712	$ 1,475,000
Points to add interest rate				0.005%
Debt coverage ratio																					2	2.1
Borrowings, interest rate																																	14.09%
Capital one financial indicator ratio																					16.00%
Capital structure ratio																					68.2	61.1
Increase (decrease) in fair value measurement, liabilities																				$ 605,382				$ 3,408,442	$ 535,125,402
Airplan
Bank loans:
Debt coverage ratio																					4	4.4
BBVA Bancomer, S. A.
Bank loans:
Original debt													$ 1,750,000					$ 2,000,000
Term of loan																		7 years
Borrowings, interest rate basis													28-day TIIE rate plus an applicable margin of 1.35 points					28-day TIIE plus an applicable margin of 140 basis points
Bank loans paid														$ 50,000		$ 50,000
Renegotiated fee													$ 4,375
Consolidated leverage ratio of borrowings													1.4								1.4
Debt applicable margin rate													1.5
Points to add interest rate													0.0135%					1.40%
Minimum interest coverage ratio																																3
Debt coverage ratio																					16.9	12.5
Borrowings, interest rate													9.19%
BBVA Bancomer, S. A. | Minimum
Bank loans:
Debt applicable margin rate													1.5
BBVA Bancomer, S. A. | Maximum
Bank loans:
Debt applicable margin rate													2.5
BBVA Bancomer, S. A. | Between 1 and 2 years
Bank loans:
Points to add interest rate																					1.25%
BBVA Bancomer S.A., maturing May 21, 2027
Bank loans:
Original debt												$ 9,500,000
Borrowings, interest rate basis												28-day TIIEF rate plus 1.25 basis points
Consolidated leverage ratio of borrowings																					1.4
Points to add interest rate												0.0125%
Minimum interest coverage ratio												3									3
Debt coverage ratio																					9.6
Borrowings, interest rate												8.92%
Credit opening fee											$ 6,650
Minimum amount of repayments to be made to avoid penalty												$ 100,000
Structuring fee											$ 26,600
BBVA Bancomer S.A., maturing May 21, 2027 | Maximum
Bank loans:
Consolidated leverage ratio of borrowings												3.5									3.5
BBVA Bancomer, S.A. New
Bank loans:
Consolidated leverage ratio of borrowings																						0.7
Points to add interest rate																					1.50%
Minimum interest coverage ratio																																3
BBVA Bancomer, S.A. New | Maximum
Bank loans:
Consolidated leverage ratio of borrowings																																3.5
BBVA Bancomer, S.A. New | Net Leverage Index Less Than 1.5X
Bank loans:
Points to add interest rate													1.40%
BBVA Bancomer, S.A. New | Net Leverage Index Between 1.5X and 2.5X
Bank loans:
Points to add interest rate													1.65%
BBVA Bancomer, S.A. New | Net Leverage Index Greater Than 2.5X
Bank loans:
Points to add interest rate													1.90%
Santander
Bank loans:
Original debt															$ 675,000															$ 2,650,000
Term of loan															1 year
Borrowings, interest rate basis															28-day TIIE rate plus an applicable margin of 1.50 points
Bank loans paid																	$ 650,000
Consolidated leverage ratio of borrowings																					1.4	0.7
Points to add interest rate															0.015%															0.015%
Minimum interest coverage ratio															3
Debt coverage ratio																					12.8	12.5
Santander | Maximum
Bank loans:
Consolidated leverage ratio of borrowings															3.5
Banco Santander, maturing September 26, 2027.
Bank loans:
Original debt									$ 675,000
Borrowings, interest rate basis									one-day TIIEF rate (Backward Looking in arrears, 5-day lookback) plus 1.50 basis points
Look-back period									5 days
Points to add interest rate									0.015%
Borrowings, interest rate									9.22%
Banco Santander, maturing February 22, 2026
Bank loans:
Original debt								$ 3,500,000
Borrowings, interest rate basis								one-day TIIEF rate (Backward Looking in arrears, 5-day lookback) plus 0.50 basis points
Look-back period								5 days
Points to add interest rate								0.005%
Credit opening fee							$ 5,250
Banco Santander, maturing March 4, 2026
Bank loans:
Original debt				$ 1,000,000
Borrowings, interest rate basis				one-day TIIEF rate (Backward Looking in arrears, 5-day lookback) plus 0.50 basis points
Look-back period				5 days
Credit opening fee			$ 1,500
Banco Popular De Puerto Rico
Bank loans:
Original debt																			$ 399,010												$ 20,000
Term of loan																			3 years
Points to add interest rate																			0.50%												0.50%
Unused credit line (in percent)																			0.15%
Unsecured revolving credit line with Banco Popular de Puerto Rico
Bank loans:
Original debt																												$ 338,380	$ 20,000
Debt coverage ratio																												1	1
Default interest rate																												2.00%	2.00%
Unsecured revolving credit line with Banco Popular de Puerto Rico | Minimum
Bank loans:
Points to add interest rate																												0.50%	0.50%
Unsecured revolving credit line with Banco Popular de Puerto Rico | Maximum
Bank loans:
Points to add interest rate																												3.00%	3.00%
Secured revolving credit line with Banco Popular de Puerto Rico
Bank loans:
Original debt																										$ 207,862	$ 10,000
Debt coverage ratio																										1	1
Default interest rate																										2.00%	2.00%
Secured revolving credit line with Banco Popular de Puerto Rico | Minimum
Bank loans:
Points to add interest rate																										0.75%	0.75%
Secured revolving credit line with Banco Popular de Puerto Rico | Maximum
Bank loans:
Points to add interest rate																										3.00%	3.00%
Senior Credit Agreement with JPMorgan Chase Bank
Bank loans:
Original debt		$ 6,390,000
Borrowings, interest rate basis		28-day TIIEF plus an applicable margin of 0.75 basis points
Points to add interest rate		0.0075%
Credit opening fee	$ 22,573
Negotiation fee										$ 16,419
Negotiation fees paid					$ 119,029
Borrowings allocated to project						$ 936,000
Senior Credit Agreement with JPMorgan Chase Bank | Between 1 and 2 years
Bank loans:
Points to add interest rate																					0.75%